Putnam
Voyager
Fund II

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

6-30-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The flight of the world's equity investors to the safety of U.S. Treasury securities and large-capitalization stocks had a negative impact on the stocks of small and midsize companies that was still being felt as Putnam Voyager Fund II began its fiscal year last summer. As the period approached its close on June 30, 1999, investors appeared to have overcome much of their aversion to risk and began turning away from the large-capitalization stocks that have dominated market performance in recent years.

This shift in investor mood is not the last we can expect to see in the coming months; volatility is likely to remain part of the investment equation for the foreseeable future. As they explain in the following report, your fund's managers are confident that their combination of effective stock selection and diversification should serve the fund well as it embarks upon a new fiscal year.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
August 18, 1999



Report from the Fund Managers

Charles H. Swanberg
Roland W. Gillis
Jeffrey R. Lindsey


After more than a year of narrow market performance dominated by the stocks of large growth-oriented companies, the market broadened in the first half of 1999, improving returns for some of 1998's most neglected sectors. Effective stock selection and ample diversification helped Putnam Voyager Fund II navigate this rapidly changing market and produce a double-digit gain for the fund's shareholders. In fact, the fund's class A shares at NAV outpaced the Russell MidCap Growth Index, its unmanaged benchmark, which returned 14.19% during the period. The fund's return is especially gratifying coming on the heels of a 23% gain in 1998.

Total return for 6 months ended 6/30/99

     Class A          Class B          Class C          Class M
   NAV      POP     NAV     CDSC     NAV     CDSC     NAV     POP
----------------------------------------------------------------------------
  15.64%    9.01%  15.23%  10.23%   15.37%  14.37%   15.35%  11.32%
----------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 6.


* OPPORTUNITY IN BROADENING MARKET

Investors had a lot to worry about in 1998. Volatility in overseas markets, combined with a deep recession in Asia, convinced many that the United States would be the next victim in the global financial crisis. U.S. manufacturing suffered and banks reported tighter lending practices in the fall, prompting the Federal Reserve Board to cut interest rates on three separate occasions. Sensing vulnerability in the market, investors flocked to the biggest and least economically sensitive names. Consequently, although the S&P 500 gained close to 30% in 1998, 60% of the 7,200 stocks traded in the United States dropped in value.

By the spring of 1999, the tense market environment had been neutralized by a series of favorable developments. Growth in Japan and other parts of Asia stabilized, and U.S. manufacturing staged a comeback. After growing at a rate of 6.0% in the fourth quarter of 1998, the U.S. economy advanced an additional 4.3% in the first quarter of 1999. In addition, corporate profits increased 4.3% in the first three months of this year after falling 1.7% in the fourth quarter. The gain was the largest recorded since the first quarter of 1995.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Computer software       9.6%

Broadcasting            9.3%

Retail                  9.1%

Computer services       6.2%

Telecommunications      5.7%

Footnote reads:
*Based on net assets as of 6/30/99. Holdings will vary over time.


The return of stability to global markets and the strength of corporate profits at home coaxed investors into a number of previously overlooked sectors. In fact, some of the best-performing stocks during the second quarter of 1999 were those that had been hardest hit in 1998. These included oil-related stocks and cyclical stocks whose fortunes are tied closely to those of the broader economy. Similarly many of last year's top performers gave back their gains in 1999. Internet stocks tumbled from their winter highs, and many multinational growth companies suffered declining stock prices after reporting disappointing earnings in the spring.

* FLEXIBLE STRATEGY PREVAILS

Your fund seeks to provide long-term capital appreciation by investing in rapidly growing companies of all sizes across a wide range of industries. Companies included in the portfolio typically have growth rates of 26% or more projected for the next 3 to 5 years in addition to successful and experienced management.

The fund's strong performance during the semiannual period was primarily the result of our stock selection in the technology, media, and specialty retail sectors. Although many Internet-related stocks suffered setbacks in the last three months of the period, the gains for the full six-month period remained strong. Nevertheless, the fund's Internet strategy is broad, extending beyond service providers to semiconductor makers and companies building infrastructure to facilitate the flow of data around the world.


"Whether or not the market continues to broaden away from last year's large-company bias, your fund's ability to take advantage of opportunities in a number of areas should serve it well for the remainder of the year."

-- Charles H. Swanberg, manager Putnam Voyager Fund II


Global Crossing Ltd. is a good example. This Bermuda-based company is helping expand the flow of data among Europe, the United States, and Asia through a network of undersea digital fiber-optic cables. During the semiannual period, Global Crossing's stock gained 89%. Similarly Metromedia Fiber Network, Inc. is providing high-bandwidth, fiber-optic communications networks to corporate and government customers. Metromedia's stock returned an astounding 114% during the period. While these holdings, along with others discussed in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

The growth of the Internet and the proliferation of wireless communications have produced some unexpected beneficiaries. In their struggle to increase market share, purveyors of new technologies increasingly have turned to radio and television to market their new products and services. Even billboard companies have profited from the boon in high-tech advertising. Media and advertising-related holdings that aided fund performance during the period include Univision, Hispanic Broadcasting, and Outdoor Systems, Inc., up 81%, 54%, and 22%, respectively. Operating under new and less restrictive regulatory guidelines, media and broadcasting companies have also benefited from aggressive industry consolidation, as companies continue to buy their way into greater market share.


A disciplined approach to a flexible strategy

Although Putnam Voyager Fund II employs a flexible investment strategy to pursue its objectives, its management style is highly disciplined. Each of the fund's portfolio managers -- Charles Swanberg, Roland Gillis, and Jeff Lindsey -- manages a distinct portion of the fund's assets. Generally 40% of the fund's assets is managed by Roland, who focuses on the smallest and fastest-growing companies in the fund's investment universe, those under $1 billion in market capitalization and with growth rates in excess of 20%.
Chuck manages an additional 40% of the fund's assets with an emphasis on companies between $1 billion and $5 billion in size and growing at a rate of more than 15%. Jeff handles the remaining assets in the portfolio by focusing on the largest companies in the fund's universe, those with market capitalizations in excess of $5 billion and growing at a rate of at least
12%. By organizing the portfolio's assets in this manner, the fund's managers are able to seek opportunity in a wide segment of the marketplace: from small, rapidly growing companies in the early stages of their growth cycles to large companies that while still growing, entail less investment risk than their smaller counterparts.


In retail, the fund's strategy has been to focus on specialty chains. Although consumer spending was strong throughout the period, consumers have shown a preference for stores offering both volume and discounted prices. Costco is just such a store. The largest wholesale club operator in the United States, Costco Companies has 300 membership warehouse stores serving 27 million members. Its stores offer discount prices on over 4,000 products ranging from alcoholic beverages and computer hardware and software to pharmaceuticals and tires. For the 6-month period, Costco's stock returned 11%. Other standout performers in this area include Ames and Kohl's Corporation, which returned 69% and 25%, respectively.

With any portfolio of investments, there are bound to be disappointments from time to time. Among those that detracted from performance during the period were stocks in the health-care field, which were negatively affected by legislative proposals aimed at lowering the costs charged by pharmaceutical companies and medical providers. The list includes PSS World Medical Systems, Vertex Pharmaceuticals, and Health Management Associates.

* MARKET BACKDROP REMAINS POSITIVE

After months of speculation about the future direction of interest rates, investors got their answer on June 30, when the Federal Reserve Board voted to raise short-term rates by one quarter of one percentage point, citing a tight labor market among other inflationary pressures. However, the Fed reassured investors by suggesting it might not raise rates again in the near term. Although we expect volatility in certain segments of the market, we are optimistic about the overall economic backdrop, which continues to be characterized by low inflation, relatively lower interest rates, and strong growth. Whether or not the market continues to broaden away from last year's large-company bias, your fund's ability to take advantage of opportunities in a number of areas should serve it well for the remainder of the year.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 6/30/99, there is no guarantee the fund will continue to hold these securities in the future. The fund invests a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuation.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

AT&T Corp. -- Liberty Media
Broadcasting

CBS Corp.
Broadcasting

Clear Channel Communications, Inc.
Broadcasting

The Home Depot, Inc.
Retail

Microsoft Corp.
Computer software

Costco Companies, Inc.
Retail

VeriSign, Inc.
Computer services

Kohl's Corp.
Retail

Intuit, Inc.
Computer software

Linear Technology Corp.
Semiconductors

Footnote reads:
These holdings represent 15.8% of the fund's net assets as of 6/30/99. Portfolio holdings will vary over time.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Voyager Fund II is designed for investors aggressively seeking long-term growth of capital primarily through growth stocks.




TOTAL RETURN FOR PERIODS ENDED 6/30/99

                      Class A            Class B           Class C          Class M
(inception dates)    (4/14/93)          (10/2/95)         (2/1/99)         (10/2/95)
                   NAV       POP      NAV      CDSC     NAV     CDSC     NAV       POP
---------------------------------------------------------------------------------------
6 months          15.64%     9.01%   15.23%   10.23%   15.37%  14.37%   15.35%    11.32%
---------------------------------------------------------------------------------------
1 year            22.30     20.52    21.42    16.42    21.52   20.52    21.72     17.45
---------------------------------------------------------------------------------------
5 years          211.83    193.78   200.44   198.44   200.81  200.81   204.38    193.86
Annual average    25.54     24.05    24.61    24.44    24.64   24.64    24.93     24.06
---------------------------------------------------------------------------------------
Life of fund     251.80    231.52   235.89   235.89   236.17  236.17   241.19    229.33
Annual average    22.45     21.29    21.54    21.54    21.56   21.56    21.85     21.16
----------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 6/30/99

                         Russell MidCap          Consumer
                         Growth Index           price index
----------------------------------------------------------------------------
6 months                     14.19%                1.22%
----------------------------------------------------------------------------
1 year                       20.31                 1.96
----------------------------------------------------------------------------
5 years                     174.15                12.30
Annual average               22.35                 2.35
----------------------------------------------------------------------------
Life of fund                191.85                15.42
Annual average               18.97                 2.35
----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 6 months, 1-year, 5-years and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 6/30/99

                            Class A       Class B     Class C     Class M
------------------------------------------------------------------------------
Distributions (number)*       --            --          --           --
------------------------------------------------------------------------------
Share value:              NAV      POP     NAV         NAV     NAV      POP
------------------------------------------------------------------------------
12/31/98                $22.70   $24.08   $22.13    $   --   $22.34   $23.15
------------------------------------------------------------------------------
2/1/99+                     --       --       --     23.95       --       --
------------------------------------------------------------------------------
6/30/99                  26.25    27.85    25.50     26.20    25.77    26.70
------------------------------------------------------------------------------

* The fund did not make any distributions during this period.
+ Inception date of class C shares.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Russell MidCap Growth Index is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance. The index assumes reinvestment of all distributions and interest payments and does not take in account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



Welcome to www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

  You can also read Putnam economist Dr. Robert Goodman's commentary and
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  objective, use our glossary to decode investment terms . . . and much more.

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  New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminv.com



A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price is determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income - and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and - for holdings that remain in the portfolio - any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.




The fund's portfolio
June 30, 1999 (Unaudited)

COMMON STOCKS  (96.9%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Advertising  (3.1%)
--------------------------------------------------------------------------------------------------------------------------
            107,000  AdForce, Inc. (NON)                                                                    $    2,514,500
             83,650  Catalina Marketing Corp. (NON)                                                              7,695,800
            172,244  Lamar Advertising Co. (NON)                                                                 7,051,239
            189,000  Omnicom Group, Inc.                                                                        15,120,000
            496,456  Outdoor Systems, Inc. (NON)                                                                18,120,644
             58,700  TMP Worldwide Inc. (NON)                                                                    3,727,450
            112,150  Young & Rubicam, Inc.                                                                       5,095,815
                                                                                                            --------------
                                                                                                                59,325,448

Airlines  (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            134,000  COMAIR Holdings, Inc.                                                                       2,788,875
            336,650  Ryanair Holdings, PLC ADR (Ireland) (NON)                                                  17,842,450
                                                                                                            --------------
                                                                                                                20,631,325

Apparel  (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            236,500  David's Bridal, Inc. (NON)                                                                  3,680,531
            142,950  Gap, Inc. (The)                                                                             7,201,106
            129,150  Nike, Inc.                                                                                  8,176,809
                                                                                                            --------------
                                                                                                                19,058,446

Automotive  (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             73,500  O'Reilly Automotive, Inc. (NON)                                                             3,702,563

Banks  (2.5%)
--------------------------------------------------------------------------------------------------------------------------
            278,300  Fifth Third Bancorp                                                                        18,524,344
            487,850  Firstar Corp.                                                                              13,659,800
             61,800  National Commerce Bancorporation                                                            1,351,875
             79,600  Northern Trust Corp.                                                                        7,721,200
             96,915  Washington Mutual, Inc.                                                                     3,428,368
             51,900  Zions Bancorp                                                                               3,295,650
                                                                                                            --------------
                                                                                                                47,981,237

Basic Industrial Products  (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             52,000  Illinois Tool Works, Inc.                                                                   4,264,000
             78,650  Sidel S.A. (France)                                                                         9,592,748
             40,900  W W Grainger                                                                                2,200,931
                                                                                                            --------------
                                                                                                                16,057,679

Broadcasting  (9.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,357,116  AT&T Corp. -- Liberty Media (NON)                                                          49,874,013
            718,700  CBS Corp. (NON)                                                                            31,218,531
            283,600  Chancellor Media Corp. (NON)                                                               15,633,450
            320,000  Citadel Communications Corp. (NON)                                                         11,580,000
            430,600  Clear Channel Communications, Inc. (NON)                                                   29,684,488
            133,300  Entercom Communications Corp. (NON)                                                         5,698,575
             70,000  Hispanic Broadcasting Corp. (NON)                                                           5,311,250
            502,100  Infinity Broadcasting Corp. Class A (NON)                                                  14,937,475
             83,000  Radio One, Inc. (NON)                                                                       3,859,500
            133,500  Sinclair Broadcast Group, Inc. Class A (NON)                                                2,186,063
             73,500  Univision Communications Inc. Class A (NON)                                                 4,851,000
             29,466  WestWood One, Inc. (NON)                                                                    1,051,568
                                                                                                            --------------
                                                                                                               175,885,913

Building and Construction  (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             75,000  Insituform Technologies, Inc. (NON)                                                         1,621,875

Business Equipment and Services  (2.1%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  AnswerThink Consulting Group, Inc. (NON)                                                    3,660,000
            281,930  Cintas Corp.                                                                               18,942,172
            103,200  Interpublic Group Cos. Inc.                                                                 8,939,700
            120,950  Metzler Group, Inc. (NON)                                                                   3,341,244
            220,239  Serco Group PLC (United Kingdom) (NON)                                                      5,036,734
                                                                                                            --------------
                                                                                                                39,919,850

Cable Television  (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             35,700  Adelphia Communications Corp. (NON)                                                         2,271,413
             30,900  Century Communications Corp. (NON)                                                          1,421,400
            200,700  Comcast Corp. Class A                                                                       7,714,406
             27,900  MediaOne Group Inc. (NON)                                                                   2,075,063
            148,700  USA Networks, Inc. (NON)                                                                    5,966,588
                                                                                                            --------------
                                                                                                                19,448,870

Computer Equipment  (1.6%)
--------------------------------------------------------------------------------------------------------------------------
            176,500  EMC Corp. (NON)                                                                             9,707,500
            120,000  PMC -- Sierra, Inc. (NON)                                                                   7,072,500
            200,300  Sun Microsystems, Inc. (NON)                                                               13,795,663
                                                                                                            --------------
                                                                                                                30,575,663

Computer Services  (6.2%)
--------------------------------------------------------------------------------------------------------------------------
             59,300  America Online, Inc. (NON)                                                                  6,552,650
             11,400  Ariba, Inc. (NON)                                                                           1,108,650
             99,999  Aware, Inc. (NON)                                                                           4,612,499
             59,300  At Home Corp. Series A                                                                      3,198,642
             12,100  BackWeb Technologies Ltd. (Israel) (NON)                                                      331,238
              5,000  Brocade Communications Systems (NON)                                                          482,188
            190,674  Capita Group PLC (United Kingdom)                                                           1,969,788
             25,000  CMG Information Services, Inc. (NON)                                                        2,851,563
             62,400  CNET, Inc. (NON)                                                                            3,595,800
            181,975  Comverse Technology, Inc. (NON)                                                            13,739,113
            148,050  Covad Communications Group 144A (NON)                                                       7,892,916
            102,800  Critical Path, Inc. (NON)                                                                   5,686,125
             90,000  E(a)Trade Group, Inc. (NON)                                                                 3,594,375
                600  GoodNoise Corp. (NON)                                                                          12,375
            114,850  Multex.com Inc. (NON)                                                                       3,000,456
                200  Network Solutions, Inc. (NON)                                                                  15,825
             74,000  RealNetworks, Inc. (NON)                                                                    5,096,750
              4,000  Scient Corp. (NON)                                                                            190,250
             11,400  StarMedia Network, Inc. (NON)                                                                 731,025
            128,050  Sterling Commerce, Inc. (NON)                                                               4,673,825
            135,100  Sykes Enterprises, Inc. (NON)                                                               4,508,963
            175,150  USWeb Corp. (NON)                                                                           3,886,141
             47,900  Verio Inc. (NON)                                                                            3,329,050
            304,800  VeriSign, Inc. (NON)                                                                       26,289,000
            126,200  Viant Corp. (NON)                                                                           4,417,000
            145,300  Whittman-Hart, Inc. (NON)                                                                   4,613,275
                                                                                                            --------------
                                                                                                               116,379,482

Computer Software  (9.6%)
--------------------------------------------------------------------------------------------------------------------------
            110,200  Affiliated Computer Services, Inc. Class A (NON)                                            5,578,875
            343,900  Beyond.com Corp. (NON)                                                                      9,865,631
             35,350  BMC Software, Inc. (NON)                                                                    1,908,900
             73,000  BroadVision, Inc. (NON)                                                                     5,383,750
            200,000  CBT Group PLC ADR (Ireland) (NON)                                                           3,300,000
            154,436  Electronic Arts, Inc. (NON)                                                                 8,378,153
            148,300  I2 Technologies, Inc. (NON)                                                                 6,376,900
            283,750  Intuit, Inc. (NON)                                                                         25,572,969
            104,200  ISS Group, Inc. (NON)                                                                       3,933,550
             94,000  Macromedia, Inc. (NON)                                                                      3,313,500
            314,950  Microsoft Corp. (NON)                                                                      28,404,553
             58,228  Net Perceptions, Inc. (NON)                                                                 1,270,098
            206,200  Oracle Corp. (NON)                                                                          7,655,175
            345,650  Parametric Technology Corp. (NON)                                                           4,795,894
              9,700  Phone.com, Inc. (NON)                                                                         543,200
            307,750  Rational Software Corp. (NON)                                                              10,136,516
            153,200  Research in Motion Ltd. (Canada) (NON)                                                      3,102,300
            100,000  Security First Technologies Corp. (NON)                                                     4,512,500
              5,700  Silknet Software, Inc. (NON)                                                                  230,850
             47,600  Softbank Corp. (Japan)                                                                      9,645,936
            224,100  Synopsys, Inc. (NON)                                                                       12,367,519
            330,200  TSI Interntional Software, Ltd. (NON)                                                       9,369,425
             95,100  VERITAS Software Corp. (NON)                                                                9,028,556
             86,000  Verity, Inc. (NON)                                                                          4,660,125
             94,390  Visual Networks, Inc. (NON)                                                                 3,020,480
                                                                                                            --------------
                                                                                                               182,355,355

Conglomerates  (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            172,900  Tyco International Ltd.                                                                    16,382,275
             81,200  United Technologies Corp.                                                                   5,821,025
                                                                                                            --------------
                                                                                                                22,203,300

Consumer Non Durables  (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             42,800  Colgate-Palmolive Co.                                                                       4,226,500
            263,200  Luxottica Group S.P.A. ADR (Italy)                                                          4,096,050
                                                                                                            --------------
                                                                                                                 8,322,550

Consumer Products  (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             56,200  Kimberly-Clark Corp.                                                                        3,203,400

Consumer Services  (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            114,500  Central Parking Corp.                                                                       3,921,625
            168,600  SportsLine USA, Inc. (NON)                                                                  6,048,525
                                                                                                            --------------
                                                                                                                 9,970,150

Cosmetics  (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            151,800  Estee Lauder Cos. Class A                                                                   7,608,975

Electronic Components  (2.4%)
--------------------------------------------------------------------------------------------------------------------------
            119,000  Applied Micro Circuits Corp. (NON)                                                          9,787,750
             96,000  ASM Lithography Holding N.V. (Netherlands) (NON)                                            5,700,000
            505,200  Metromedia Fiber Network, Inc. Class A (NON)                                               18,155,625
             40,000  Optical Coating Laboratory, Inc.                                                            3,345,000
             89,122  Sanmina Corp. (NON)                                                                         6,762,132
             91,200  Sipex Corp. (NON)                                                                           1,869,600
                                                                                                            --------------
                                                                                                                45,620,107

Electronics and Electrical Equipment  (5.1%)
--------------------------------------------------------------------------------------------------------------------------
            145,000  Flextronics International Ltd. (NON)                                                        8,047,500
            194,800  General Electric Co.                                                                       22,012,400
            201,200  Harmonic Lightwaves, Inc. (NON)                                                            11,556,425
            236,900  Jabil Circuit, Inc. (NON)                                                                  10,690,113
            200,200  KCI Konecranes International PLC (Finland)                                                  6,898,731
            154,100  Lernout & Hauspie Speech Products N.V. (Belgium) (NON)                                      5,460,919
            111,500  Motorola, Inc.                                                                             10,564,625
             89,800  Solectron Corp. (NON)                                                                       5,988,538
             80,360  Teradyne, Inc. (NON)                                                                        5,765,830
             28,394  Uniphase Corp. (NON)                                                                        4,713,404
            104,000  Waters Corp. (NON)                                                                          5,525,000
                                                                                                            --------------
                                                                                                                97,223,485

Energy-Related  (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            134,713  Thermo Electron Corp. (NON)                                                                 2,702,680

Entertainment  (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            115,000  Harrah's Entertainment, Inc. (NON)                                                          2,530,000
             90,100  SFX Entertainment, Inc. Class A (NON)                                                       5,766,400
            183,700  Time Warner, Inc.                                                                          13,501,950
            218,300  Viacom, Inc. Class B (NON)                                                                  9,605,200
                                                                                                            --------------
                                                                                                                31,403,550

Financial Services  (4.4%)
--------------------------------------------------------------------------------------------------------------------------
             22,650  American Express Co.                                                                        2,947,331
            168,200  Citigroup, Inc.                                                                             7,989,500
            345,750  Concord EFS, Inc. (NON)                                                                    14,629,547
             10,000  Goldman Sachs Group, Inc. (The) (NON)                                                         722,500
             44,600  Investment Technology Group, Inc.                                                           1,443,925
             44,050  Knight/Trimark Group, Inc. (NON)                                                            2,687,050
             21,900  Marschollek, Lautenschlaeger und Partner AG (Germany) (NON)                                10,308,275
            168,250  MBNA Corp.                                                                                  5,152,656
             56,600  Morgan Stanley, Dean Witter,  Discover and Co.                                              5,801,500
             27,700  Providian Financial Corp.                                                                   2,589,950
            141,400  Schwab (Charles) Corp.                                                                     15,536,325
            258,429  TCF Financial Corp.                                                                         7,203,708
             75,000  TD Waterhouse Group, Inc. (NON)                                                             1,879,688
             75,200  The Equitable Cos., Inc.                                                                    5,038,400
                                                                                                            --------------
                                                                                                                83,930,355

Food and Beverages  (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             92,200  Itoen, Ltd.  (Japan)                                                                        6,174,618
            135,047  Tootsie Roll Industries, Inc.                                                               5,216,190
             80,000  Whole Foods Market, Inc. (NON)                                                              3,845,000
                                                                                                            --------------
                                                                                                                15,235,808

Health Care Information Systems  (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            175,000  Eclipsys Corp. (NON)                                                                        4,189,063
            194,362  Medquist, Inc. (NON)                                                                        8,503,338
                                                                                                            --------------
                                                                                                                12,692,401

Health Care Services  (1.2%)
--------------------------------------------------------------------------------------------------------------------------
                500  CareMatrix Corp. (NON)                                                                          6,219
             54,000  Healtheon Corp. (NON)                                                                       4,158,000
            192,400  Lincare Holdings, Inc. (NON)                                                                4,810,000
             69,900  TLC  The Laser Center Inc. (Canada) (NON)                                                   3,355,200
            172,700  United Healthcare Corp.                                                                    10,815,338
                                                                                                            --------------
                                                                                                                23,144,757

Hospital Management  (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             44,000  Advance Paradigm, Inc. (NON)                                                                2,684,000
             99,300  Health Management Assoc., Inc. (NON)                                                        1,117,125
                                                                                                            --------------
                                                                                                                 3,801,125

Insurance  (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            230,700  AFLAC, Inc.                                                                                11,044,763
             65,000  American International Group, Inc.                                                          7,609,063
             56,150  Progressive Corp. (The)                                                                     8,141,750
                                                                                                            --------------
                                                                                                                26,795,576

Lodging  (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Extended Stay America, Inc. (NON)                                                           1,200,000
            348,950  Florida Panthers Holdings, Inc. (NON)                                                       3,729,403
                                                                                                            --------------
                                                                                                                 4,929,403

Medical Management Services  (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             79,000  Sunrise Assisted Living, Inc. (NON)                                                         2,755,125

Medical Supplies and Devices  (2.5%)
--------------------------------------------------------------------------------------------------------------------------
            129,100  Biomet, Inc.                                                                                5,131,725
             65,600  Johnson & Johnson                                                                           6,428,800
            219,700  Medtronic, Inc.                                                                            17,109,138
            300,000  PSS World Medical, Inc. (NON)                                                               3,356,250
            131,274  Stryker Corp.                                                                               7,892,849
            200,000  Sybron International Corp. (NON)                                                            5,512,500
            145,199  Thermo Cardiosystems, Inc. (NON)                                                            1,579,039
                                                                                                            --------------
                                                                                                                47,010,301

Networking Equipment  (2.8%)
--------------------------------------------------------------------------------------------------------------------------
            130,500  CIENA Corp. (NON)                                                                           3,939,469
            217,700  Cisco Systems, Inc. (NON)                                                                  14,028,044
            259,100  Concur Technologies, Inc. (NON)                                                             7,287,188
             26,700  Emulex Corp. (NON)                                                                          2,968,706
            139,700  Entrust Technologies Inc. (NON)                                                             4,645,025
             79,800  E-Tek Dynamics, Inc. (NON)                                                                  3,795,488
             80,000  Exodus Communications, Inc. (NON)                                                           9,595,000
             10,500  International Network Services (NON)                                                          423,938
              1,115  Juniper Networks, Inc. (NON)                                                                  166,135
            104,000  Network Appliance, Inc. (NON)                                                               5,811,000
              5,100  NorthPoint Communications Group, Inc. (NON)                                                   186,150
              4,900  Reback Networks Inc. (NON)                                                                    615,256
                                                                                                            --------------
                                                                                                                53,461,399

Oil and Gas  (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             67,200  Enron Corp.                                                                                 5,493,600

Packaging and Containers  (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            148,800  Sealed Air Corp. (NON)                                                                      9,653,400

Pharmaceuticals and Biotechnology  (3.1%)
--------------------------------------------------------------------------------------------------------------------------
            157,100  American Home Products Corp.                                                                9,033,250
            113,000  Amgen Inc. (NON)                                                                            6,878,875
             56,900  Forest Laboratories, Inc. (NON)                                                             2,631,625
            135,000  Medicis Pharmaceutical Corp. Class A (NON)                                                  3,425,625
             73,100  QLT PhotoTherapeutics Inc. (Canada) (NON)                                                   4,020,500
            264,200  Schering-Plough Corp.                                                                      14,002,600
             81,700  Sepracor, Inc. (NON)                                                                        6,638,125
             71,672  Transkaryotic Therapies, Inc. (Malaysia) (NON)                                              2,365,176
            120,000  Vertex Pharmaceuticals, Inc. (NON)                                                          2,895,000
             94,700  Warner-Lambert Co.                                                                          6,569,813
                                                                                                            --------------
                                                                                                                58,460,589

Publishing  (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            126,256  Wolters Kluwer N.V. (Netherlands)                                                           5,041,616

Recreation  (--%)
--------------------------------------------------------------------------------------------------------------------------
             18,400  International Speedway Corp. Class A                                                          874,000

Restaurants  (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            249,773  J.D. Wetherspoon PLC (United Kingdom)                                                       1,162,129
            606,620  PizzaExpress PLC (United Kingdom)                                                           8,706,526
            279,596  Starbucks Corp. (NON)                                                                      10,502,325
                                                                                                            --------------
                                                                                                                20,370,980

Retail  (9.1%)
--------------------------------------------------------------------------------------------------------------------------
             19,300  Amazon.com, Inc. (NON)                                                                      2,414,913
            198,400  Ames Department Stores, Inc. (NON)                                                          9,052,000
            140,950  Bed Bath & Beyond, Inc. (NON)                                                               5,426,575
            151,900  Consolidated Stores Corp. (NON)                                                             4,101,300
            348,600  Costco Companies, Inc. (NON)                                                               27,909,788
            155,500  CVS Corp.                                                                                   7,891,625
            235,401  Dollar Tree Stores, Inc. (NON)                                                             10,357,644
            458,500  Home Depot, Inc. (The)                                                                     29,544,594
            334,650  Kohls Corp. (NON)                                                                          25,830,791
            154,090  Michaels Stores, Inc. (NON)                                                                 4,719,006
            133,100  Next Plc (United Kingdom) (NON)                                                             1,617,475
            127,800  Safeway, Inc. (NON)                                                                         6,326,100
            341,200  TJX Cos., Inc. (The)                                                                       11,366,225
            112,300  Tuesday Morning Corp. (NON)                                                                 2,863,650
            297,600  Wal-Mart Stores, Inc.                                                                      14,359,200
            219,956  Williams-Sonoma, Inc.  (NON)                                                                7,657,218
                                                                                                            --------------
                                                                                                               171,438,104

Semiconductors  (5.2%)
--------------------------------------------------------------------------------------------------------------------------
            237,600  Altera Corp. (NON)                                                                          8,746,650
             19,800  American Xtal Technology, Inc. (NON)                                                          471,488
             26,100  Hi/Fn, Inc. (NON)                                                                           1,986,863
            131,600  KLA Tencor Corp. (NON)                                                                      8,537,550
            373,800  Linear Technology Corp.                                                                    25,138,050
            374,600  Maxim Integrated Products Inc. (NON)                                                       24,910,900
             68,000  QLogic Corp. (NON)                                                                          8,976,000
             36,800  SDL, Inc. (NON)                                                                             1,879,100
             68,300  Texas Instruments, Inc.                                                                     9,903,500
            139,000  Xilinx, Inc. (NON)                                                                          7,957,750
                                                                                                            --------------
                                                                                                                98,507,851

Specialty Consumer Products  (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             25,050  Fastenal Co.                                                                                1,313,559

Telecommunications  (5.7%)
--------------------------------------------------------------------------------------------------------------------------
            100,400  ADC Telecommunications, Inc. (NON)                                                          4,574,476
            134,100  Allegiance Telecom, Inc. (NON)                                                              7,358,738
             46,800  Copper Mountain Networks, Inc. (NON)                                                        3,615,300
             61,405  Global Crossing Ltd. (NON)                                                                  2,617,388
            190,100  Global TeleSystems Group, Inc. (NON)                                                       15,398,100
            136,800  MCI WorldCom, Inc. (NON)                                                                   11,773,350
            123,800  Nokia Corp. ADR (Finland) (NON)                                                            11,335,438
             66,300  NTL Inc. (NON)                                                                              5,714,231
            140,850  Oy Nokia AB Class A (Finland)                                                              12,385,292
            110,600  QUALCOMM, Inc. (NON)                                                                       15,871,100
            232,538  Qwest Communications International, Inc. (NON)                                              7,688,288
              1,800  Rhythms Netconnections, Inc. (NON)                                                            105,075
            259,700  Tekelec (NON)                                                                               3,165,094
             90,500  Tellabs, Inc. (NON)                                                                         6,114,406
                                                                                                            --------------
                                                                                                               107,716,276

Telephone Services  (4.1%)
--------------------------------------------------------------------------------------------------------------------------
            123,000  Amdocs Ltd. (NON)                                                                           2,798,250
             62,000  Frontier Corp.                                                                              3,658,000
            106,974  Intermedia Communications, Inc. (NON)                                                       3,209,220
            372,749  Lucent Technologies, Inc.                                                                  25,137,244
            155,000  McLeod, Inc. Class A (NON)                                                                  8,525,000
             15,000  Network Plus Corp. (NON)                                                                      313,125
            126,406  NEXTLINK Communications, Inc. Class A (NON)                                                 9,401,446
             43,800  RSL Communications, Ltd. Class A (NON)                                                        845,888
            168,000  Sprint Corp.                                                                                8,872,500
            156,200  Sprint (PCS Group) (NON)                                                                    8,922,925
             99,000  WinStar Communications. Inc. (NON)                                                          4,826,250
                                                                                                            --------------
                                                                                                                76,509,848

Transportation  (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            141,250  C.H. Robinson Worldwide, Inc.                                                               5,190,938
            203,000  FDX Corp. (NON)                                                                            11,012,750
                                                                                                            --------------
                                                                                                                16,203,688

Wireless Communications  (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            345,900  American Tower Corp. Class A (NON)                                                          8,301,600
            298,900  Pinnacle Holdings Inc. (NON)                                                                7,323,050
             92,100  RF Micro Devices, Inc. (NON)                                                                6,872,963
             32,350  Vodafone AirTouch PLC  (United Kingdom)                                                     6,372,950
                                                                                                            --------------
                                                                                                                28,870,563
                                                                                                            --------------
                     Total Common Stocks   (cost $1,244,006,689)                                            $1,835,412,227

PREFERRED STOCKS  (0.4%) (a) (cost $2,473,376)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
             15,200  Marschollek, Lautenschlaeger und Partner AG DEM
                       3.05 pfd. (Germany)                                                                  $    7,264,673

SHORT-TERM INVESTMENTS  (3.4%) (a) (cost $64,704,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $64,704,000  Interest in $500,000,000 joint repurchase agreement dated June 30, 1999 with Goldman Sachs & Co. due
                       July 1, 1999 with respect to various U.S. Treasury
                       obligations -- maturity value of $64,712,717 for an
                       effective yield of 4.85%                                                             $   64,704,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments  (cost $1,311,184,065) (b)                                           $1,907,380,900
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,893,462,789.

  (b) The aggregate identified cost on a tax basis is $1,314,520,040, resulting in gross unrealized appreciation and depreciation of $631,986,966 and $39,126,106, respectively, or net unrealized appreciation of $592,860,860.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
June 30, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,311,184,065) (Note 1)                                        $1,907,380,900
-----------------------------------------------------------------------------------------------
Cash                                                                                  4,338,812
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                               344,467
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                3,896,623
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       15,790,480
-----------------------------------------------------------------------------------------------
Total assets                                                                      1,931,751,282

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     31,774,224
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            2,194,222
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          2,612,562
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              192,163
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            21,555
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              5,114
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                1,372,996
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  115,657
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    38,288,493
-----------------------------------------------------------------------------------------------
Net assets                                                                       $1,893,462,789

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $1,190,385,955
-----------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                             (8,730,443)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments
and foreign currency transactions (Note 1)                                          115,675,612
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies                                               596,131,665
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $1,893,462,789

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($919,976,977 divided by 35,042,835 shares)                                              $26.25
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $26.25)*                                  $27.85
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($846,784,184 divided by 33,208,291 shares)**                                            $25.50
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($25,769,559 divided by 983,587 shares)**                                                $26.20
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($100,932,069 divided by 3,916,136 shares)                                               $25.77
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $25.77)*                                  $26.70
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended June 30, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax $78,810)                                               $2,096,777
-----------------------------------------------------------------------------------------------
Interest                                                                                665,798
-----------------------------------------------------------------------------------------------
Total investment income                                                               2,762,575

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      4,993,007
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        1,129,569
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        12,670
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         10,088
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 1,010,222
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 3,722,651
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                    44,395
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   331,563
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  46,070
-----------------------------------------------------------------------------------------------
Registration fees                                                                        27,988
-----------------------------------------------------------------------------------------------
Auditing                                                                                 38,169
-----------------------------------------------------------------------------------------------
Legal                                                                                     7,575
-----------------------------------------------------------------------------------------------
Postage                                                                                 101,454
-----------------------------------------------------------------------------------------------
Other                                                                                   111,341
-----------------------------------------------------------------------------------------------
Total expenses                                                                       11,586,762
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (96,273)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         11,490,489
-----------------------------------------------------------------------------------------------
Net investment loss                                                                  (8,727,914)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                    105,728,477
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                              (1,700)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities
in foreign currencies during the period                                                 (66,976)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                        149,997,803
-----------------------------------------------------------------------------------------------
Net gain on investments                                                             255,657,604
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $246,929,690
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                        June 30     December 31
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                                $ (8,727,914)  $ (12,142,472)
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                       105,726,777      58,089,525
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                        149,930,827     227,630,502
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                246,929,690     273,577,555
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                                  --     (26,466,797)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --     (25,149,952)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --      (3,023,078)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   109,666,527     229,497,911
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        356,596,217     448,435,639

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               1,536,866,572   1,088,430,933
---------------------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $8,730,443 and $2,529, respectively)                                     $1,893,462,789  $1,536,866,572
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                  Six months
                                    ended
Per-share                          June 30
operating performance            (Unaudited)                                  Year ended December 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $22.70           $19.11           $15.51           $14.40            $9.75           $10.29
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss (c)             (.08)            (.12)            (.10)            (.11)            (.01)(b)         (.02)(b)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                 3.63             4.54             3.73             1.22             4.88              .05
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment activities               3.55             4.42             3.63             1.11             4.87              .03
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     --               --               --               --               --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --               --               --             (.10)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --             (.83)            (.03)              --             (.12)            (.56)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                   --             (.83)            (.03)              --             (.22)            (.57)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $26.25           $22.70           $19.11           $15.51           $14.40            $9.75
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             15.64*           23.52            23.42             7.71            50.14             0.34
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $919,977         $753,319         $532,287         $348,261          $83,526           $3,190
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (d)           .51*            1.12             1.22             1.44             1.31 (b)          .92(b)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)           (.34)*           (.59)            (.58)            (.69)            (.28)(b)         (.18)(b)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             50.10*           91.61            73.73            68.95            49.81           101.94
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Reflects an expense limitation which expired on December 31, 1995. As a result of such limitation, expenses of the fund for the year ended December 31, 1994, reflect a per share reduction of approximately $0.16. Expenses for the period ended
    December 31, 1995 for class A, B and M shares reflect a per share reduction of $0.04, $0.04 and $0.03, respectively.

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) The ratio of expenses to average net assets for the period ended December 31, 1995 and for the years ended thereafter, include amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                  Six months
                                                    ended                                                          For the period
Per-share                                          June 30                                                         October 2, 1995+
operating performance                            (Unaudited)                 Year ended December 31                  to Dec. 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $22.13           $18.78           $15.36           $14.37           $13.08
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss (c)                              (.17)            (.27)            (.22)            (.22)            (.04)(b)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  3.54             4.45             3.67             1.21             1.40
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment activities                                3.37             4.18             3.45              .99             1.36
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --               --               --               --             (.03)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --             (.83)            (.03)              --             (.04)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --             (.83)            (.03)              --             (.07)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $25.50           $22.13           $18.78           $15.36           $14.37
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              15.23*           22.66            22.48             6.89            10.41*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $846,784         $699,040         $496,501         $328,268          $66,978
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (d)                            .89*            1.87             1.97             2.19              .54(b)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                            (.72)*          (1.34)           (1.33)           (1.45)            (.29)(b)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              50.10*           91.61            73.73            68.95            49.81
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Reflects an expense limitation which expired on December 31, 1995. As a result of such limitation, expenses of the fund for the year ended December 31, 1994, reflect a per share reduction of approximately $0.16. Expenses for the period ended
    December 31, 1995 for class A, B and M shares reflect a per share reduction of $0.04, $0.04 and $0.03, respectively.

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) The ratio of expenses to average net assets for the period ended December 31, 1995 and for the years ended thereafter, include amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)




Financial highlights
(For a share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   For the period
                                                                                                                  February 1, 1999+
Per-share                                                                                                            to June 30
operating performance                                                                                                (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                    $23.95
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss (c)                                                                                                  (.11)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                      2.36
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment activities                                                                                                    2.25
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                          --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                                                          --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                             --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                          $26.20
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                                   9.39*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                        $25,770
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (d)                                                                                                .74*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                                                                                (.57)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  50.10*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Reflects an expense limitation which expired on December 31, 1995. As a result of such limitation, expenses of the fund for the year ended December 31, 1994, reflect a per share reduction of approximately $0.16. Expenses for the period ended
    December 31, 1995 for class A, B and M shares reflect a per share reduction of $0.04, $0.04 and $0.03, respectively.

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) The ratio of expenses to average net assets for the period ended December 31, 1995 and for the years ended thereafter, include amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                  Six months
                                                    ended                                                          For the period
Per-share                                          June 30                                                         October 2, 1995+
operating performance                            (Unaudited)                  Year ended December 31                 to Dec. 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $22.34           $18.91           $15.42           $14.39           $13.08
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss (c)                              (.14)            (.22)            (.18)            (.19)              --(b)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  3.57             4.48             3.70             1.22             1.38
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment activities                                3.43             4.26             3.52             1.03             1.38
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --               --               --               --             (.03)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --             (.83)            (.03)              --             (.04)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --             (.83)            (.03)              --             (.07)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $25.77           $22.34           $18.91           $15.42           $14.39
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              15.35*           22.92            22.84             7.16            10.57*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $100,932          $84,507          $59,643          $37,325           $6,115
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (d)                            .76*            1.62             1.72             1.94              .47(b)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                            (.59)*          (1.09)           (1.08)           (1.20)            (.21)(b)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              50.10*           91.61            73.73            68.95            49.81
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Reflects an expense limitation which expired on December 31, 1995. As a result of such limitation, expenses of the fund for the year ended December 31, 1994, reflect a per share reduction of approximately $0.16. Expenses for the period ended
    December 31, 1995 for class A, B and M shares reflect a per share reduction of $0.04, $0.04 and $0.03, respectively.

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) The ratio of expenses to average net assets for the period ended December 31, 1995 and for the years ended thereafter, include amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)




Notes to financial statements
June 30, 1999 (Unaudited)

Note 1
Significant accounting policies

The Putnam Voyager Fund II ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund seeks long-term growth of capital by investing primarily in growth stocks.

The fund offers class A, class B, class C and class M shares. Effective February 1, 1999, the fund began offering class C shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended June 30, 1999, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44 % of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended June 30, 1999, fund expenses were reduced by $96,273 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,650 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the six months ended June 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $372,671 and $19,903 from the sale of class A and class M shares, respectively and received $638,325 and $748 in contingent deferred sales charges from redemptions of class B and C shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended June 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received $950 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended June 30, 1999, purchases and sales of investment securities other than short-term investments aggregated $885,767,433 and $822,853,432, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At June 30, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                               Six months ended June 30, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      6,747,966      $ 161,197,388
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 6,747,966        161,197,388

Shares
repurchased                                     (4,894,831)      (116,730,724)
-----------------------------------------------------------------------------
Net increase                                     1,853,135      $  44,466,664
-----------------------------------------------------------------------------

                                                 Year ended December 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     11,250,184      $ 229,784,065
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,231,846         25,696,173
-----------------------------------------------------------------------------
                                                12,482,030        255,480,238

Shares
repurchased                                     (7,152,946)      (144,393,448)
-----------------------------------------------------------------------------
Net increase                                     5,329,084      $ 111,086,790
-----------------------------------------------------------------------------

                                               Six months ended June 30, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      5,062,592       $118,218,894
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 5,062,592        118,218,894

Shares
repurchased                                     (3,447,705)       (80,160,524)
-----------------------------------------------------------------------------
Net increase                                     1,614,887       $ 38,058,370
-----------------------------------------------------------------------------

                                                 Year ended December 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      9,104,215      $ 183,140,840
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,150,403         23,410,690
-----------------------------------------------------------------------------
                                                10,254,618        206,551,530

Shares
repurchased                                     (5,096,384)      (100,793,004)
-----------------------------------------------------------------------------
Net increase                                     5,158,234      $ 105,758,526
-----------------------------------------------------------------------------

                                              For the period February 1, 1999
                                                 (commencement of operations)
                                                             to June 30, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,033,756        $25,037,298
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 1,033,756         25,037,298

Shares
repurchased                                        (50,169)        (1,210,807)
-----------------------------------------------------------------------------
Net increase                                       983,587        $23,826,491
-----------------------------------------------------------------------------

                                               Six months ended June 30, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,142,583       $ 26,732,464
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 1,142,583         26,732,464

Shares
repurchased                                     (1,009,629)       (23,417,462)
-----------------------------------------------------------------------------
Net increase                                       132,954       $  3,315,002
-----------------------------------------------------------------------------

                                                 Year ended December 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,642,303        $32,976,095
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      142,779          2,932,667
-----------------------------------------------------------------------------
                                                 1,785,082         35,908,762

Shares
repurchased                                     (1,155,810)       (23,256,167)
-----------------------------------------------------------------------------
Net increase                                       629,272        $12,652,595
-----------------------------------------------------------------------------


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **
California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 * Formerly Putnam Diversified Income Trust II

[DBL.DAGGER] Closed to new investors. Some exceptions may apply. Contact
             Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.



Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Daniel L. Miller
Vice President

Charles H. Swanberg
Vice President and Fund Manager

Roland W. Gillis
Vice President and Fund Manager

Jeffrey R. Lindsey
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Voyager Fund
II. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com

SA017-53941-377/2AR/2AO 8/99